UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Cash Reserve® Fund September 30, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Cash Reserve Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	20
Other Fund information	27
About the organization	31

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from April 1, 2011 to September 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2011 to September 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Cash Reserve® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/11	9/30/11	Expense Ratio	4/1/11 to 9/30/11*
Actual Fund return
Class A	$1,000.00	$1,000.20	0.18%	$0.90
Class B	1,000.00	1,000.20	0.18%	0.90
Class C	1,000.00	1,000.20	0.18%	0.90
Consultant Class	1,000.00	1,000.20	0.18%	0.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.10	0.18%	$0.91
Class B	1,000.00	1,024.10	0.18%	0.91
Class C	1,000.00	1,024.10	0.18%	0.91
Consultant Class	1,000.00	1,024.10	0.18%	0.91

Effective July 29, 2011, Delaware Management Company (DMC) has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses do not exceed 0.14% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to July 29, 2011, there was a voluntary waiver of 0.14% of average net assets beginning June 29, 2011, 0.19% of average net assets beginning May 17, 2011 and 0.24% of average net assets beginning July 29, 2010. The Fund's expense analysis would be as follows if this limit was in effect for the entire period:

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/11	9/30/11	Expense Ratio	4/1/11 to 9/30/11*
Actual Fund return
Class A	$1,000.00	$1,000.20	0.14%	$0.70
Class B	1,000.00	1,000.20	0.14%	0.70
Class C	1,000.00	1,000.20	0.14%	0.70
Consultant Class	1,000.00	1,000.20	0.14%	0.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.30	0.14%	$0.71
Class B	1,000.00	1,024.30	0.14%	0.71
Class C	1,000.00	1,024.30	0.14%	0.71
Consultant Class	1,000.00	1,024.30	0.14%	0.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type/sector allocation
Delaware Cash Reserve® Fund	As of September 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Certificates of Deposit	11.30%
Commercial Paper	66.61%
Colleges & Universities	23.10%
Financial Services	16.40%
Healthcare	0.84%
Healthcare Providers & Services	3.35%
Industrial	7.13%
Mortgage Bankers & Brokers	9.26%
Municipal Money Market Instruments	6.53%
Corporate Bonds	4.16%
Municipal Bonds	15.44%
Sovereign Debt	0.50%
Total Value of Securities	98.01%
Receivables and Other Assets Net of Liabilities	1.99%
Total Net Assets	100.00%

Statement of net assets
Delaware Cash Reserve® Fund	September 30, 2011 (Unaudited)

		Principal amount	Value
Certificates of Deposit – 11.30%
	Bank of Montreal, Chicago 0.03% 10/7/11	$14,000,000	$14,000,000
	Bank of Nova Scotia, Houston
	0.04% 10/5/11	3,250,000	3,250,000
	0.16% 11/28/11	7,500,000	7,500,000
	Toronto-Dominion Bank New York
	0.12%10/11/11	5,000,000	5,000,000
	•0.307% 10/28/11	4,000,000	4,000,000
Total Certificates of Deposit (cost $33,750,000)			33,750,000

Commercial Paper – 66.61%
Colleges & Universities – 23.10%
≠	Brown University
	0.20% 1/4/12	3,000,000	2,998,417
	0.20% 1/17/12	3,000,000	2,998,200
	0.21% 12/15/11	4,300,000	4,298,119
≠	Cornell University
	0.17% 10/3/11	2,500,000	2,499,976
	0.21% 11/3/11	5,250,000	5,248,989
	0.22% 2/13/12	2,500,000	2,497,938
	0.22% 2/22/12	4,000,000	3,996,480
≠	Dartmouth College 0.20% 11/8/11	3,000,000	2,999,367
≠	Duke University 0.20% 11/8/11	2,500,000	2,499,472
	Emory University
	0.16% 12/1/11	4,000,000	4,000,000
	0.22% 11/8/11	5,000,000	5,000,000
≠	Leland Stanford Junior University 0.19% 12/8/11	10,000,000	9,996,410
≠	University of Chicago
	0.19% 12/6/11	4,000,000	3,998,607
	0.23% 12/15/11	6,000,000	5,997,125
≠	Vanderbilt University 0.29% 1/23/12	5,000,000	4,995,408
≠	Yale University 0.18% 10/3/11	5,000,000	4,999,950
			69,024,458
Financial Services – 16.40%
≠	Abbey National North America 0.11% 10/3/11	14,000,000	13,999,914
≠	Allianz Finance 0.20% 10/6/11	2,675,000	2,674,926
≠	Eksportfinans 0.10% 10/18/11	6,300,000	6,299,703
≠	John Deere Bank 0.12% 10/5/11	5,000,000	4,999,933
≠	John Deere Capital 0.15% 12/5/11	1,175,000	1,174,682

		Principal amount	Value
Commercial Paper (continued)
Financial Services (continued)
≠	Novartis Finance 0.05% 10/7/11	$7,365,000	$7,364,939
≠	Toyota Motor Credit 0.165% 10/6/11	5,000,000	4,999,885
≠≥	Westpac Securities 0.311% 12/12/11	7,500,000	7,495,350
			49,009,332
Healthcare – 0.84%
≠	Medtronic 0.12% 12/13/11	2,500,000	2,499,392
			2,499,392
Healthcare Providers & Services – 3.35%
	Catholic Health Initiatives
	0.18% 11/17/11	5,000,000	5,000,000
	0.20% 11/3/11	5,000,000	5,000,000
			10,000,000
Industrial – 7.13%
≠	Danaher
	0.04% 10/3/11	5,100,000	5,099,989
	0.13% 10/7/11	4,000,000	3,999,913
≠	Schlumberger Technology
	0.17% 11/21/11	4,000,000	3,999,037
	0.19% 11/22/11	8,200,000	8,197,749
			21,296,688
Mortgage Bankers & Brokers – 9.26%
≠	Barclays US Funding 0.80% 10/3/11	14,000,000	13,999,938
≠	National Australian Funding 0.25% 11/4/11	6,175,000	6,173,542
≠	Skandinaviska Enskilda Banken 0.32% 10/11/11	7,500,000	7,499,333
			27,672,813
Municipal Money Market Instruments – 6.53%
	Connecticut Health & Education Facilities Authority
	(Yale University Series) 0.11% 10/4/11	4,000,000	4,000,000
	Massachusetts Health & Education Facilities Authority
	0.11% 11/3/11	7,500,000	7,500,000
≠	St. Joseph County, Indiana
	0.15% 10/3/11	4,000,000	3,999,967
	0.25% 11/16/11	4,000,000	3,998,722
			19,498,689
Total Commercial Paper (cost $199,001,372)			199,001,372

Statement of net assets
Delaware Cash Reserve® Fund

		Principal amount	Value
Corporate Bonds – 4.16%
	Credit Suisse USA 6.50% 1/15/12	$250,000	$254,242
	General Electric Capital
	4.375% 3/3/12	350,000	355,538
	5.50% 11/15/11	100,000	100,623
	5.875% 2/15/12	5,150,000	5,254,117
	6.00% 6/15/12	2,000,000	2,077,076
	Goldman Sachs Group 6.60% 1/15/12	1,500,000	1,525,864
	National City Bank 6.20% 12/15/11	2,815,000	2,847,126
Total Corporate Bonds (cost $12,414,586)			12,414,586

Municipal Bonds – 15.44%
	California State Revenue Anticipation Notes
	Series A2 2.00% 6/26/12	5,000,000	5,058,735
•	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue Refunding
	Series C 0.13% 1/1/26 (LOC – PNC N.A.)	5,000,000	5,000,000
•	Hanover County, Virginia Economic Development
	Authority Revenue (Bon Secours Health)
	Series D-2 0.12% 11/1/25 (LOC – U.S. Bank N.A.)	2,650,000	2,650,000
	Los Angeles, California Tax & Revenue Anticipation Notes
	2.50% 2/29/12	3,500,000	3,531,824
	Series A 2.50% 2/29/12	3,500,000	3,531,275
•	Maryland State Health & Higher Educational Facilities
	Authority Revenue (Pooled Loan Program)
	Series B 0.15% 4/1/35 (LOC – JPMorgan Chase Bank)	7,500,000	7,500,000
•	Massachusetts State Port Authority Revenue Series D
	0.15% 7/1/29 (LOC – Bank of America N.A.) (AMT)	3,800,000	3,800,000
•	Nassau County, New York Health Care Revenue
	0.15% 8/1/29 (LOC Wachovia Bank N. A.)	2,500,000	2,500,000
•	New York State Dormitory Authority Revenue Non-State
	Supported Debt (University of Rochester)
	Series A-1 0.17% 7/1/27 (LOC – Bank of America N.A.)	2,600,000	2,600,000
•	New York, New York City Health & Hospital Revenue
	(Health System) Series E 0.13% 2/15/26
	(LOC – JPMorgan Chase Bank)	4,860,000	4,860,000
	Texas State Tax & Revenue Anticipation Notes
	Series A 2.50% 8/30/12	5,000,000	5,101,943
Total Municipal Bonds (cost $46,133,777)			46,133,777

	Principal amount	Value
Sovereign Debt – 0.50%Δ
Norway – 0.50%
Eksportfinans 5.125% 10/26/11	$1,490,000	$1,494,802
Total Sovereign Debt (cost $1,494,802)		1,494,802

Total Value of Securities – 98.01%
(cost $292,794,537)©		292,794,537
Receivables and Other Assets
Net of Liabilities – 1.99%		5,953,236
Net Assets Applicable to 299,078,334
Shares Outstanding – 100.00%		$298,747,773

Net Asset Value – Delaware Cash Reserve Fund
Class A ($274,269,505 / 274,574,668 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($2,293,072 / 2,297,588 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($14,146,218 / 14,156,493 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($8,038,978 / 8,049,585 Shares)		$1.00

Components of Net Assets at September 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$298,747,564
Accumulated net realized gain on investments		209
Total net assets		$298,747,773

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of September 30, 2011. Interest rates reset periodically.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2011, the aggregate amount of these securities equaled $7,495,350, which represented 2.51% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
©	Also the cost for federal income tax purposes.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Cash Reserve® Fund	Six Months Ended September 30, 2011 (Unaudited)

Investment Income:
Interest		$322,013

Expenses:
Management fees	668,207
Dividend and disbursing and transfer agent fees and expenses	205,346
Distribution expenses – Class B	12,663
Distribution expenses – Class C	59,650
Distribution expenses – Consultant Class	12,138
Accounting and administration expenses	58,350
Registration fees	41,208
Legal fees	23,570
Dues and services	17,219
Reports and statements to shareholders	17,186
Audit and tax	13,075
Trustees’ fees	7,567
Custodian fees	4,474
Insurance fees	3,180
Pricing fees	1,750
Consulting fees	1,443
Trustees’ expenses	456	1,147,482
Less expenses waived		(800,972)
Less waived distribution expenses – Class B		(12,663)
Less waived distribution expenses – Class C		(59,650)
Less waived distribution expenses – Consultant Class		(12,138)
Less expense paid indirectly		(154)
Total operating expenses		261,905
Net Investment Income		60,108

Net Realized Gain on Investments		209

Net Increase in Net Assets Resulting from Operations		$60,317

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Cash Reserve® Fund

	Six Months	Year
	Ended	Ended
	9/30/11	3/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$60,108	$165,027
Net realized gain on investments	209	177
Net increase in net assets resulting from operations	60,317	165,204

Dividends to Shareholders from:
Net investment income:
Class A	(55,476)	(152,305)
Class B	(508)	(2,009)
Class C	(2,496)	(5,854)
Consultant Class	(1,628)	(4,859)
	(60,108)	(165,027)

Capital Share Transactions:
Proceeds from shares sold:
Class A	89,009,197	154,360,743
Class B	382,100	1,157,614
Class C	9,037,656	15,813,048
Consultant Class	1,273,880	3,581,503

Net asset value of shares issued upon reinvestment
of dividends:
Class A	53,696	150,123
Class B	407	1,746
Class C	2,285	5,460
Consultant Class	1,540	4,671
	99,760,761	175,074,908

	Six Months	Year
	Ended	Ended
	9/30/11	3/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(94,468,404)	$(162,919,232)
Class B	(995,156)	(2,715,144)
Class C	(6,814,787)	(13,045,080)
Consultant Class	(1,546,305)	(5,476,595)
	(103,824,652)	(184,156,051)
Decrease in net assets derived from
capital share transactions	(4,063,891)	(9,081,143)
Net Decrease in Net Assets	(4,063,682)	(9,080,966)

Net Assets:
Beginning of period	302,811,455	311,892,421
End of period (there was no undistributed net
investment income at either period end)	$298,747,773	$302,811,455

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
9/30/111	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

—	0.001	0.001	0.014	0.043	0.046
—	0.001	0.001	0.014	0.043	0.046

—	(0.001)	(0.001)	(0.014)	(0.043)	(0.046)
—	(0.001)	(0.001)	(0.014)	(0.043)	(0.046)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.02%	0.05%	0.09%	1.42%	4.36%	4.65%

$274,270	$279,675	$288,112	$432,133	$461,977	$399,433
0.18%	0.26%	0.63%	0.66%	0.69%	0.71%

0.72%	0.76%	0.72%	0.69%	0.69%	0.72%
0.04%	0.05%	0.09%	1.42%	4.27%	4.56%

(0.50% )	(0.45% )	0.00%	1.39%	4.27%	4.55%

Financial highlights
Delaware Cash Reserve® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
9/30/111	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

—	0.001	0.001	0.006	0.033	0.036
—	0.001	0.001	0.006	0.033	0.036

—	(0.001)	(0.001)	(0.006)	(0.033)	(0.036)
—	(0.001)	(0.001)	(0.006)	(0.033)	(0.036)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.02%	0.05%	0.09%	0.60%	3.32%	3.62%

$2,293	$2,905	$4,444	$9,486	$8,000	$7,058
0.18%	0.26%	0.63%	1.45%	1.69%	1.71%

1.72%	1.76%	1.72%	1.69%	1.69%	1.72%
0.04%	0.05%	0.09%	0.63%	3.27%	3.56%

(1.50% )	(1.45% )	(1.00% )	0.39%	3.27%	3.55%

Financial highlights
Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
9/30/111	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

—	0.001	0.001	0.006	0.033	0.036
—	0.001	0.001	0.006	0.033	0.036

—	(0.001)	(0.001)	(0.006)	(0.033)	(0.036)
—	(0.001)	(0.001)	(0.006)	(0.033)	(0.036)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.02%	0.05%	0.09%	0.60%	3.32%	3.62%

$14,146	$11,921	$9,149	$15,317	$11,399	$6,781
0.18%	0.26%	0.63%	1.45%	1.69%	1.71%

1.72%	1.76%	1.72%	1.69%	1.69%	1.72%
0.04%	0.05%	0.09%	0.63%	3.27%	3.56%

(1.50% )	(1.45% )	(1.00% )	0.39%	3.27%	3.55%

Financial highlights
Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
9/30/111	3/31/11	3/31/10	3/31/09	3/31/08	3/31/07
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

—	0.001	0.001	0.012	0.040	0.043
—	0.001	0.001	0.012	0.040	0.043

—	(0.001)	(0.001)	(0.012)	(0.040)	(0.043)
—	(0.001)	(0.001)	(0.012)	(0.040)	(0.043)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.02%	0.05%	0.09%	1.19%	4.10%	4.39%

$8,039	$8,310	$10,187	$14,006	$14,678	$15,426
0.18%	0.26%	0.63%	0.89%	0.94%	0.96%

1.02%	1.06%	1.02%	0.99%	0.99%	1.02%
0.04%	0.05%	0.09%	1.19%	4.02%	4.31%

(0.80% )	(0.75% )	(0.30% )	1.09%	3.97%	4.25%

Notes to financial statements
Delaware Cash Reserve® Fund	September 30, 2011 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2008 – March 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended September 30, 2011, the Fund earned $154 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective July 29, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses), did not exceed 0.24% of average daily net assets of the Fund until such time as the waiver is discontinued. Beginning May 17, 2011, DMC voluntarily reduced the limitation two times, as shown in the chart below.

Voluntary	Effective
Limitation	Date
0.19%	5/17/11
0.14%	6/29/11
0.14%	7/29/11

Notes to financial statements
Delaware Cash Reserve® Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended September 30, 2011, the Fund was charged $ 7,340 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class B, Class C and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary.

At September 30, 2011, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$7,203
Other expenses payable to DMC and affiliates*	3,137
Receivable from DMC under expense limitation agreement	18,705

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2011, the Fund was charged $4,573 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended September 30, 2011, DDLP received gross CDSC commissions of $0, $ 494 and $ 615 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Cash Reserve® Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2011:

Level 2
Corporate Bonds	$12,414,586
Municipal Bonds	46,133,777
Foreign Debt	1,494,802
Short-Term Investments	232,751,372
Total	$295,794,537

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended September 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

4. Dividend Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended September 30, 2011 and year ended March 31, 2011 was as follows:

	Six Months Ended	Year Ended
	9/30/11*	3/31/11
Ordinary income	$60,108	$165,027

*Tax information for the period ended September 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$298,747,564
Undistributed ordinary income	137
Undistributed long-term capital gains	72
Net assets	$298,747,773

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended	Year Ended
	9/30/11	3/31/11
Shares sold:
Class A	89,009,197	154,360,743
Class B	382,100	1,157,614
Class C	9,037,656	15,813,048
Consultant Class	1,273,880	3,581,503

Shares issued upon reinvestment of dividends:
Class A	53,697	150,120
Class B	407	1,746
Class C	2,285	5,459
Consultant Class	1,540	4,671
	99,760,762	175,074,904

Shares repurchased:
Class A	(94,468,404)	(162,919,232)
Class B	(995,156)	(2,715,144)
Class C	(6,814,787)	(13,045,080)
Consultant Class	(1,546,305)	(5,476,595)
	(103,824,652)	(184,156,051)
Net decrease	(4,063,890)	(9,081,147)

For the six months ended September 30, 2011 and the year ended March 31, 2011, 194,694 Class B shares were converted to 194,694 Consultant Class shares valued at $194,694 and 573,506 Class B shares were converted to 573,506 Consultant Class shares valued at $573,506, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Notes to financial statements
Delaware Cash Reserve® Fund

7. Line of Credit (continued)

On November 16, 2010, the Fund, along with the other Participants, entered into an amendment to the agreement for a $50,000,000 revolving line of credit. Effective as of August 1, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $100,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of September 30, 2011 or at any time during the period then ended.

On November 15, 2011, the Fund, along with the other Participants, will enter into an agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner. The agreement expires on November 13, 2012.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of September 30, 2011, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement

At a meeting held on August 16-17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve® Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non-12b-1 service fees (“Distribution Expenses”). However, Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market instrument funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the three-, five- and ten-year periods was in the third quartile of its Performance Universe and its total return for the one-year period was in the first quartile. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the three-, five- and ten-year periods was in the second quartile of its Performance Universe and its total return for the one-year period was in the first quartile. Accordingly, the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered interest rate sensitivity inherent in money market funds. The Board was satisfied that Management had taken effective action to preserve the Fund’s assets and meet the Board’s performance objective in a very difficult regulatory and interest rate environment for money market funds.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class and Class A shares, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered current waivers and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Cash Reserve (the Trust) effective May 27, 2010. At a meeting held on February 18, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending March 31, 2011. During the fiscal years ended March 31, 2010 and 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 1, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 1, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 1, 2011